Disposal of Subsidiaries - Schedule of Effect of Disposal Subsidiaries (Details)	12 Months Ended
Jun. 30, 2024 USD ($)
Schedule of Effect of Disposal Subsidiaries [Abstract]
Cash	$ 50,486
Prepaid expenses and other current assets	246,540
Equipment	395
Accounts payable, accruals and other current liabilities	(75,272)
Net assets	222,149
Consideration	71,942 [1]
Loss on disposal of subsidiaries	$ 150,207

[1]	Debt forgiving as consideration based on the settlement agreement on June 10, 2023.